Note 19 - Segmented Information (Detail) - Revenue by revenue type (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Revenues	$ 126,883	$ 113,990	$ 99,175
Services [Member]
Revenues	116,822	105,645	93,684
Licenses [Member]
Revenues	$ 10,061	$ 8,345	$ 5,491